Trade and other receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Revenue from performance obligations satisfied or partially satisfied in previous periods	€ 17.3	€ 17.2
Recognised assets representing continuing involvement in derecognised financial assets	0.0	51.0
Current Trade Receivables, Reduction in Trade Terms	191.2	158.8
Current trade payables, relating to trade terms	(59.4)	(79.5)
Total trade terms liabilities	(250.6)	(238.3)
Current assets
Trade receivables	143.6	98.3
Prepayments and accrued income	8.0	9.2
Other receivables	31.0	38.4
Tax receivable	24.1	28.0
Total current trade and other receivables	206.7	173.9
Non-current assets
Other non-current assets	1.9	2.6
Total non-current trade and other receivables	1.9	2.6
Total trade and other receivables	€ 208.6	€ 176.5